CONDENSED CONSOLIDATED BALANCE SHEETSS (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Convertible preferred stock, par value per share	$ 0.00001	$ 0.00001
Series A preferred stock, shares authorized	0	4,358,597
Series A preferred stock, shares issued	0	3,661,083
Series A preferred stock, shares outstanding	0	3,661,083
Preferred stock par value	$ 0.00001	$ 0.00001
Preferred stock shares authorized	10,000,000	0
Preferred stock share issued	0	0
Preferred stock share outstanding	0	0
Common stock, par value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	200,000,000	25,000,000
Common stock, shares issued	11,608,117	1,410,975
Common stock, shares outstanding	11,284,769	911,255